EMPLOYEE BENEFIT PLAN	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

13.   EMPLOYEE BENEFIT PLAN

The Company has made employee benefit plan in accordance with relevant PRC regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and maternity insurance.

The contributions made by the Company were $107,638 and $338,279 for the three and nine months ended December 31, 2022, respectively, from continuing operations of the Company. The contributions made by the Company were $130,591 and $383,896 for the three and nine months ended December 31, 2021, respectively, for the Company’s continuing operations. The contributions made by the Company were $78,618 and $182,128 for the three and nine months ended December 31, 2021, respectively, for the Company’s discontinued operations.

As of December 31, 2022 and March 31, 2022, the Company did not make adequate employee benefit contributions in the amount of $885,967 and $963,824, respectively, from continuing operations of the Company.

13.   EMPLOYEE BENEFIT PLAN

The Company has made employee benefit plan in accordance with relevant PRC regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and maternity insurance.

The contributions made by the Company were $602,641 and $73,047 for the years ended March 31, 2022 and 2021, respectively, from continuing operations of the Company. The contributions made by the Company were $464,159 and $340,517 for the years ended March 31, 2022 and 2021, respectively, for the Company’s discontinued operations.

As of March 31, 2022 and March 31, 2021, the Company did not make adequate employee benefit contributions in the amount of $963,824 and $111,534, respectively, from continuing operations of the Company. As of March 31, 2021, the Company did not make adequate employee benefit contributions in the amount of $897,091 from discontinued operations of the Company. The Company accrued the amount in accrued payroll and welfare.